Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Profit (loss)	$ (30,097)	$ (15,548)
Items not affecting cash
Depreciation and amortization	34,033	19,720
Increase (decrease) in contingent consideration asset (liability)	9,157	0
Net financial expenses	9,335	4,579
Share-based compensation	6,740	3,316
Unrealized foreign exchange (gain) loss	(318)	299
Realized foreign exchange loss (gain) on repayment of long-term debt	861	(250)
Forgiveness of PPP loans	0	(5,868)
Impairment of property and equipment and right-of-use assets	3,697	0
Loss on disposal of intangibles	0	262
Other	0	(533)
Deferred taxes	(6,826)	(3,007)
Changes in non-cash working capital items	2,300	(1,120)
Adjustments to reconcile profit (loss)	26,582	2,970
Net cash from operating activities	28,882	1,850
Investing activities
Additions to property and equipment	(1,736)	(1,719)
Additions to intangibles	(849)	(1,361)
Restricted cash	3,254	(21)
Business acquisitions, net of cash acquired	(14,397)	(15,705)
Right-of-use assets	0	(132)
Net cash used in investing activities	(13,728)	(18,938)
Financing activities
Increase in long-term debt, net of related transaction costs	98,682	156,768
Repayment of long-term debt	(97,518)	(146,509)
Exercise of stock options	346	299
Repayment of lease liabilities	(3,653)	(2,688)
Proceeds from issuing shares	0	24,686
Share issuance, net of share issue costs	(29)	0
Financial expense paid	(1,033)	(1,160)
Interest paid, classified as financing activities	8,121	3,479
Net cash (used in) from financing activities	(11,326)	27,917
Effect of exchange rate changes on cash	1,100	(77)
Net change in cash	4,928	10,752
Cash, beginning of year	17,655	6,903
Cash, end of year	22,583	17,655
Income taxes paid (recovered)	$ 411	$ (354)